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                     PROVIDENT MUTUAL LIFE INSURANCE COMPANY
                 PROVIDENT MUTUAL VARIABLE LIFE SEPARATE ACCOUNT

               PROVIDENTMUTUAL LIFE AND ANNUITY COMPANY OF AMERICA
                 PROVIDENTMUTUAL VARIABLE LIFE SEPARATE ACCOUNT

                          SUPPLEMENT DATED MAY 1, 2002
                                     TO THE
                         PROSPECTUSES DATED MAY 1, 2000
                                       FOR
      PROVIDENT MUTUAL LIFE INSURANCE COMPANY SPECIAL PRODUCT (WOLPER-ROSS)
          PROVIDENT MUTUAL LIFE INSURANCE COMPANY SURVIVOR OPTIONS PLUS
     PROVIDENTMUTUAL LIFE AND ANNUITY COMPANY OF AMERICA SURVIVOR OPTIONS VL

This supplement describes new underlying investment options (the "Portfolios") to be offered as of May 1, 2002 under the variable life insurance policies noted above (the "Policies") issued by Provident Mutual Life Insurance Company ("PMLIC") and Providentmutual Life and Annuity Company of America ("PLACA"). Copies of the Portfolios' prospectuses accompany this supplement.

                               THE NEW PORTFOLIOS

Beginning May 1, 2002, you may allocate premium payments and transfer Policy Account Value to new Subaccounts that invest in the following Portfolios:

-     AMERICAN CENTURY(R) VARIABLE PORTFOLIOS, INC.
       VP International
       VP Ultra(R)
       VP Value

-     DREYFUS VARIABLE INVESTMENT FUND (INITIAL SHARES)
       Appreciation Portfolio

-     JANUS ASPEN SERIES (SERVICE SHARES)
       Capital Appreciation Portfolio
       Global Technology Portfolio
       International Growth Portfolio

-     OPPENHEIMER VARIABLE ACCOUNT FUNDS
       Capital Appreciation Fund/VA
       Global Securities Fund/VA
       Main Street Growth & Income Fund/VA
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                               PORTFOLIO EXPENSES

The following table shows the fees and expenses charged by the Portfolios for the fiscal year ended December 31, 2001. The purpose of the table is to assist you in understanding the various costs and expenses that you will bear directly and indirectly. Expenses of the Portfolios may be higher or lower in the future. Please refer to the Portfolios' prospectuses for more information.

ANNUAL PORTFOLIO OPERATING EXPENSES (as a percentage of average Portfolio assets):

                                                                                             GROSS          NET
                                                                                             TOTAL         TOTAL
                                                    MANAGEMENT     12B-1       OTHER        ANNUAL         ANNUAL
PORTFOLIO                                              FEES         FEES     EXPENSES      EXPENSES     EXPENSES(1)
---------                                              ----         ----     --------      --------     -----------
AMERICAN CENTURY(R) VARIABLE PORTFOLIOS, INC.
    VP International                                  1.26%         N/A        0.00%         1.26%         1.26%
    VP Ultra(R)                                       1.00%         N/A        0.00%         1.00%         1.00%
    VP Value                                          0.97%         N/A        0.00%         0.97%         0.97%

DREYFUS VARIABLE INVESTMENT FUND
(INITIAL SHARES)
    Appreciation Portfolio                            0.75%         N/A        0.03%         0.78%         0.78%

JANUS ASPEN SERIES (SERVICE SHARES)
    Capital Appreciation Portfolio                    0.65%        0.25%       0.01%         0.91%         0.91%
    Global Technology Portfolio                       0.65%        0.25%       0.05%         0.95%         0.95%
    International Growth Portfolio                    0.65%        0.25%       0.06%         0.96%         0.96%

OPPENHEIMER VARIABLE ACCOUNT FUNDS
    Capital Appreciation Fund/VA                      0.64%         N/A        0.04%         0.68%         0.68%
    Global Securities Fund/VA                         0.64%         N/A        0.06%         0.70%         0.70%
    Main Street Growth and Income Fund/VA             0.68%         N/A        0.05%         0.73%         0.73%

(1) For certain Portfolios, certain expenses were reimbursed or fees waived during 2001. It is anticipated that expense reimbursement and fee waiver arrangements will continue past the current year, although they may be terminated at any time. However, for certain Portfolios, no expenses were actually reimbursed or fees waived during 2001 because the level of actual expenses and fees never exceeded the thresholds at which the reimbursement and waiver arrangements would have become operative.

The fee and expense information regarding the Portfolios was provided by the Portfolios. American Century(R) Variable Portfolios, Inc., Dreyfus Variable Investment Fund, Janus Aspen Series, and Oppenheimer Variable Account Funds are not affiliated with either PMLIC or PLACA.


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                  INVESTMENT OBJECTIVES AND INVESTMENT ADVISERS

The following table summarizes each Portfolio's investment objective(s)and identifies each Portfolio's investment adviser (and subadviser, if applicable). THERE IS NO ASSURANCE THAT ANY OF THE PORTFOLIOS WILL ACHIEVE ITS STATED OBJECTIVE(S). You can find more detailed information about the Portfolios, including a description of risks and expenses, in the prospectuses for the Portfolios that accompany this supplement. You should read the Portfolios' prospectuses carefully.

AMERICAN CENTURY(R) VARIABLE                   -  Seeks capital growth by investing in foreign securities of
PORTFOLIOS, INC.                               developed countries.  International investing involves special risks
VP INTERNATIONAL                               including political instability and currency fluctuations.
                                               Investment adviser is American Century Investment Management, Inc.

AMERICAN CENTURY(R) VARIABLE                   - Seeks long-term capital growth. Investment adviser is American
PORTFOLIOS, INC.                               Century Investment Management, Inc.
VP ULTRA(R)

AMERICAN CENTURY(R) VARIABLE                   - Seeks long-term capital growth. Income is a secondary objective.
PORTFOLIOS, INC.                               Investment adviser is American Century Investment Management, Inc.
VP VALUE

DREYFUS VIF APPRECIATION PORTFOLIO (INITIAL    - Seeks long-term capital growth consistent with the preservation of
SHARES)                                        capital; current income is a secondary goal. To pursue these goals, the portfolio invests in common stocks focusing on "blue chip"
                                               companies with total market capitalization of more than $5 billion at the time of purchase, including multinational companies.
                                               Investment adviser is The Dreyfus Corporations; subadviser is Fayez
                                               Sarofim & Co.

JANUS CAPITAL APPRECIATION PORTFOLIO           - Seeks long-term growth of capital. It pursues this objective by
(SERVICE SHARES)                               investing primarily in common stocks selected for their growth potential. The portfolio may invest in companies of any size, from larger, well-established companies to smaller, emerging growth companies. Investment adviser is Janus Capital.

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
JANUS GLOBAL TECHNOLOGY PORTFOLIO (SERVICE     - Seeks long-term growth of capital.  It invests, under normal
SHARES)                                        circumstances, at least 80% of its net assets in securities of companies that the portfolio manager believes will benefit significantly from advances or improvements in technology. These companies generally fall into two categories: (a) companies that the portfolio manager believes have or will develop products, processes or services that will provide significant technological advances or improvements; and (b) companies that the portfolio manager believes rely extensively on technology in connection with their operations or services. It implements this policy by investing primarily in equity securities of U.S. and foreign companies selected for their growth potential. Investment adviser is Janus Capital.

JANUS INTERNATIONAL GROWTH PORTFOLIO           - Seeks long-term growth of capital.  It invests, under normal
(SERVICE SHARES)                               circumstances, at least 80% of its net assets in securities of issuers from at least five different countries, excluding the United
                                               States. Although the portfolio intends to invest substantially all of its assets in issuers located outside the United States, it may at times invest in U.S. issuers and it may at times invest all of its assets in fewer than five countries or even a single country.
                                               Investment adviser is Janus Capital.

OPPENHEIMER CAPITAL APPRECIATION FUND/VA       - Seeks capital appreciation from investments in securities of well-known and established companies. Investment adviser is
                                               OppenheimerFunds, Inc.

OPPENHEIMER GLOBAL SECURITIES FUND/VA          - Seeks long-term capital appreciation by investing a substantial portion of assets in securities of foreign issuers, "growth-type"
                                               companies, cyclical industries and special situations that are considered to have appreciation possibilities. It invests mainly in common stocks of U.S. and foreign issuers. Investment adviser is
                                               OppenheimerFunds, Inc.

OPPENHEIMER MAIN STREET GROWTH & INCOME        - Seeks high total return, which includes growth in the value
FUND/VA                                        of its shares as well as current income, from equity and
                                               debt securities. The portfolio invests mainly in common stocks of
                                               U.S. companies. Investment adviser is OppenheimerFunds, Inc.


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                                  ILLUSTRATIONS

The hypothetical illustrations that are set forth in your Policy prospectus do not reflect the expenses of the new Portfolios. Please contact our Service Center if you would like to receive illustrations of Policy Account Value that reflect average portfolio expenses for all Subaccounts available under the Policies on or after May 1, 2002.

                                      * * *


If you have any questions about the new Portfolios, please contact our Service Center by calling (800) 688-5177 or write to us at 300 Continental Drive, Newark, Delaware 19713. Please retain this supplement with your Policy Prospectus for future reference.


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